Share Capital and Reserves (Details Narrative) - CAD ($)									12 Months Ended
		May 26, 2017	Nov. 30, 2016	Nov. 02, 2016	Sep. 09, 2016	May 01, 2016	Feb. 29, 2016	Feb. 02, 2016	Aug. 31, 2018	Aug. 31, 2017	Aug. 31, 2016
Disclosure of classes of share capital [line items]
Description of consolidation basis common share		Common shares on the basis of one (1) new share for every ten (10) old shares.					Each unit was comprised of one (1) common share and one (1) common share purchase warrant.	Common shares on the basis of one (1) new share for every ten (10) old shares.	One (1) new share for every ten (10) old shares
Gross proceeds from private placements			$ 50,000
Number of unit issued			7,692
Purchase price (in dollars per unit)			$ 6.5
Description of unit			Each unit is comprised of one (1) common share and one (1) common share purchase warrant.
Description of purchase of full warrant			Each full warrant entitles the holder to purchase one (1) common share at an exercise price of $10.00 until November 30, 2019.
Warrant exercise price (in dollars per share)			$ 10.00
Fair value of unit			$ 50,000				$ 1,220,709
Value of allocated common share			30,233
Value of allocated warrant			$ 19,767							$ 2,195,738
Number of common share issued (in shares)										1,187,672
Value of common share issued										$ 213,781
Share price (in dollars per share)										$ 0.18
Number of common shares issued as anti-dilution provision										1,420,809
Common shares issued as anti-dilution provision										$ 184,705
Number of common shares issued as anti-dilution provision										16,364
Common shares issued as anti-dilution provision										$ 2,127
Warrants expired	[1]									(538,417)
Warrant exercisable price (in dollars per share)										$ 10.00
Warrant outstanding									208,211	208,211	722,572
Percentage aside issued and outstanding common share									20.00%
Increase in contributed surplus						$ 1,815,961
Option exercisable price (in dollars per share)									$ 13.00
Options expire date									Sep. 08, 2021
Non-cash stock-based compensation expense									$ 204,511	$ 1,849,998	$ 615,924
Consultant [Member]
Disclosure of classes of share capital [line items]
Number of common stock option granted					20,000
Option exercisable price (in dollars per share)					$ 13.00
Options expire date					Sep. 08, 2021
Non-cash stock-based compensation expense										235,393
Director [Member] | 13.00 Exercise Price [Member]
Disclosure of classes of share capital [line items]
Number of common stock option granted					30,000
President [Member]
Disclosure of classes of share capital [line items]
Non-cash stock-based compensation expense									$ 204,511	613,532
President [Member] | Share Based Compensation Award Tranche 1 [Member]
Disclosure of classes of share capital [line items]
Vesting date					Sep. 08, 2017
Number of options vested					35,000
President [Member] | Share Based Compensation Award Tranche 2 [Member]
Disclosure of classes of share capital [line items]
Vesting date					Sep. 08, 2018
Number of options vested					35,000
President [Member] | 13.00 Exercise Price [Member]
Disclosure of classes of share capital [line items]
Number of common stock option granted					30,000
Vesting date					Feb. 06, 2017
President [Member] | 15.00 Exercise Price [Member]
Disclosure of classes of share capital [line items]
Number of common stock option granted					70,000
Options expire date					Sep. 08, 2021
Chief Financial Officer [Member]
Disclosure of classes of share capital [line items]
Number of common stock option granted				50,000
Vesting date				Mar. 30, 2017
Option exercisable price (in dollars per share)				$ 6.40
Options expire date				Apr. 25, 2017
Non-cash stock-based compensation expense										$ 294,895
Preferred Stock [Member]
Disclosure of classes of share capital [line items]
Number of shares issued									0	0

[1]	On August 31, 2017, 538,417 common share purchase warrants exercisable at $10.00 expired. The amount allocated to warrants based on the Binomial Lattice model was $2,195,738 with a corresponding increase to contributed surplus.